GCAT 2021-CM1 Trust ABS-15G

Exhibit 99.13

Angelo Gordon - GCAT 2021 CM1 - Rating Agency 4.9.2021_66

Loan Number	Last Name	Note Date	Original Loan Amount	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)
433150370	XXXX	XX/XX/XXXX	$XXXX	(Clear) TRID - Revised CD - No Waiting Period-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required). Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer prior to consummation. Per regulation, it is the creditor's responsibility to provide disclosures prior to consummation. If disclosure was delivered electronically, please provide evidence of receipt as well as the consumer's E-consent.

Response 1 (XX/XX/XXXX 8:44AM)
The documentation/information provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD - Settlement Agent License-

				The license number is missing for the Settlement Agent company on the last revised CD issued on XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 12:05PM) AVM supports value within XX%. (Resolved)	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
433150388	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. Desk Review in file supported value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
433150441	XXXX	XX/XX/XXXX	$XXXX	(Open) TRID CD- Section B incorrect payee-

				The loan contains a fee, Credit Report Fee, where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) CDA obtained which supported value within XX%.	3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
433150442	XXXX	XX/XX/XXXX	$XXXX	(Clear) TRID CD ' Lender NMLS- The NMLS ID for the lender is inaccurate on the Contact Table. Per regulation, revised disclosures must be provided no later than 60 days after consummation. The following documents are required to cure the violation: LOE to consumer, PCCD with correction, and proof of delivery. Response 1 (XX/XX/XXXX 9:54AM) The documentation provided is sufficient to cure the finding; however, the PCCD issued XX/XX/XXXX was not issued within 60 days of the consummation date, XX/XX/XXXX. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) AVM obtained which supported value within XX%.	3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
433150443	XXXX	XX/XX/XXXX	$XXXX	(Clear) TRID - Finance Charge Fail-

This loan failed the TILA finance charge test. 12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX. The fail may be the result of the index rate and or rounding method. The index rate used for testing was XX and rounded to the nearest XX. The loan fails by $XXXX.

Response 1 (XX/XX/XXXX 11:24AM)
The PCCD, LOE, Proof of delivery re-imbursement check has been provided and is sufficient to cure the exception. (Resolved)

(Clear) TRID - CD Total of Payments-

This loan failed the TRID total of payments test. (12 CFR §1026.18(d)(1))The total of payments is $XXXX. The disclosed total of payments of $XXXX is not considered accurate because it is understated by more than $XXXX.

Response 1 (XX/XX/XXXX 11:25AM)
The PCCD, LOE, Proof of delivery re-imbursement check has been provided and is sufficient to cure the exception. (Resolved)

(Clear) TRID - Finance Charge Fail Rescission Finance Charge Fail-

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR. §226.23(h) ) The finance charge is $XXXX. The disclosed finance charge of $XXXXX is not considered accurate for purposes of rescission because it is understated by more than $XX.

Response 1 (XX/XX/XXXX 11:26AM)
				The PCCD, LOE, Proof of delivery re-imbursement check has been provided and is sufficient to cure the exception. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) AVM obtained which supported value within XX%.	3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
433150444	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing-

This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.

Response 1 (XX/XX/XXXX 5:02PM)
Agree, Federal Preemption Applies. Upgraded to EV1

(Clear) State Testing-

The XXXX Subprime Home Loan Borrower Tangible Net Benefit Worksheet is Missing. Required to be provided in connection with a refinance into a Subprime Home Loan to evidence that the loan is beneficial to the borrower. Mitigating Factor- Seller is Exempt

Response 1 (XX/XX/XXXX 5:02PM)
				Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) AVM obtained which supported value within XX%.	3	1	1	1	2	1	3	1	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A
433150445	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) CDA obtained which supported value within XX%.	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
433150446	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) AVM obtained which supported value within XX%.	3	1	1	1	2	1	3	1	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A
433150447	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing-

This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.

Response 1 (XX/XX/XXXX 5:02PM)
Agree, Federal Preemption Applies. Upgraded to EV1

(Clear) State Testing-

The XXXX Subprime Home Loan Borrower Tangible Net Benefit Worksheet is Missing. Required to be provided in connection with a refinance into a Subprime Home Loan to evidence that the loan is beneficial to the borrower. Mitigating Factor- Seller is Exempt

Response 1 (XX/XX/XXXX 5:02PM)
				Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) Hazard Insurance- The subject loan is a purchase of a Condo. The loan file contained a Condo Questionnaire and HO-6 Policy however the Master Condo Policy was not provided as required. Response 1 (XX/XX/XXXX 11:26AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) AVM obtained which supported value within XX%.	3	1	3	1	2	1	3	1	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A
433150448	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Program Parameters-

The Borrower's Fico Score is XXX with a loan amount of $XXXX with a XX% LTV. The guidelines require a minimum Fico Score of XX for LTV's XX% or less. The Borrower FICO did not meet the required Program Parameters. It should be noted the loan file did contain a formal exception with the following compensating factors: No Payment Shock, Reserves, Low LTV, and XX years job stability. Upgraded to EV2.

Response 1 (XX/XX/XXXX 11:33AM)
Compensating factors were used from formal exception to upgrade to EV2. (Upheld)

Response 2 (XX/XX/XXXX 11:23AM)
					Compensating factors were used from formal exception to upgrade to EV2. (Upheld)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) AVM obtained which supported value within XX%.	3	2	2	2	1	1	3	1	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A	C	B	B	B	C	A	A	A
433150449	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing-

This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.

Response 1 (XX/XX/XXXX 5:02PM)
Agree, Federal Preemption Applies. Upgraded to EV1

(Clear) State Testing-

The XXXX Subprime Home Loan Borrower Tangible Net Benefit Worksheet is Missing. Required to be provided in connection with a refinance into a Subprime Home Loan to evidence that the loan is beneficial to the borrower. Mitigating Factor- Seller is Exempt

Response 1 (XX/XX/XXXX 5:02PM)
				Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) Income Docs- The employment is not documented properly according to guides. Guidelines require a satisfactory quality control check of CPA/Accountant validity which is not in the loan file. Response 1 (XX/XX/XXXX 11:36AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) AVM obtained which supported value within XX%.	3	1	3	1	2	1	3	1	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A
433150450	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing-

This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.

Response 1 (XX/XX/XXXX 5:02PM)
Agree, Federal Preemption Applies. Upgraded to EV1

(Clear) State Testing-

The XXXX Subprime Home Loan Borrower Tangible Net Benefit Worksheet is Missing. Required to be provided in connection with a refinance into a Subprime Home Loan to evidence that the loan is beneficial to the borrower. Mitigating Factor- Seller is Exempt.

Response 1 (XX/XX/XXXX 5:02PM)
				Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 4:44PM) AVM obtained which supported value within XX%.	3	1	1	1	2	1	3	1	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A
433150451	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- The file failed one or more of the state threshold tests. This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1 (Open) TRID - SPL - Missing- The file is missing a written list of Service Providers.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) CDA obtained which supported value within XX%.	3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
433150452	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) AVM obtained which supported value within XX%.	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
433150453	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Condo/HOA Dues- The subject is the purchase of a Condo. The Condo Questionnaire section #18 reflects the Condo/HOA is involved in litigation. The loan file contains a XX page document file in the Circuit Court of the Eleventh Judicial Circuit in and for XXXX County XXXX filed on XX/XX/XXXX which details the pending litigation brought forth by the original company contracted to repair the roofs of the project. Response 1 (XX/XX/XXXX 3:14PM) Explanation provided is sufficient. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 4:44PM) AVM obtained which supported value within XX%.	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
433150454	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Subordination Agreement- A HELOC with XXXX was paid at the subject closing however the loan file did not contain a signed and authorized HELOC Closure letter as required. Response 1 (XX/XX/XXXX 10:59AM) Documentation provided is sufficient. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 4:44PM) AVM obtained which supported value within XX%.	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
433150455	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) AVM obtained which supported value within XX%.	3	1	1	1	2	1	3	1	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A
433150456	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) AVM obtained which supported value within XX%.	3	1	1	1	2	1	3	1	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A
433150457	XXXX	XX/XX/XXXX	$XXXX	(Open) TRID CD- 'Title' missing- The Deed Prep fee on the CD is not preceded by the word Title. Per TRID ((Comment 37(f)(2)-3)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) CDA obtained which supported value within XX%.	3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
433150458	XXXX	XX/XX/XXXX	$XXXX	(Clear) TRID - CD Total of Payments-

This loan failed the TRID total of payments test. (12 CFR §1026.18(d)(1)) The total of payments is $XXXX. The disclosed total of payments of $XXXX is not considered accurate because it is understated by more than $XXXX. The fail may be the result of the index rate and or rounding method. The index rate used for testing was XX%, and rounded to the nearest thousandth.

Response 1 (XX/XX/XXXX 11:30AM)
The PCCD, LOE, proof of delivery and re-imbursement check has been provided and is sufficient to cure the exception. (Resolved)

(Clear) TRID - Finance Charge Fail-

This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX. The fail may be the result of the index rate and or rounding method. The index rate used for testing was XXXX%, and rounded to the nearest thousandth.

Response 1 (XX/XX/XXXX 11:31AM)
				The PCCD, LOE, proof of delivery and re-imbursement check has been provided and is sufficient to cure the exception. (Resolved)	(Clear) Assets Misc- The file is missing a letter from the non borrowing spouse that states the borrower has access to XX% of funds in joint bank accounts, as required by guidelines. Response 1 (XX/XX/XXXX 12:30PM) Only the Borrower is responsible for the loan. Joint access letter is required. (Upheld) Response 2 (XX/XX/XXXX 2:54PM) Documentation provided is sufficient. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) AVM obtained which supported value within XX%.	3	2	3	1	3	2	3	1	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B
433150459	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) AVM obtained which supported value within XX%.	3	1	1	1	2	1	3	1	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A
433150460	XXXX	XX/XX/XXXX	$XXXX	(Open) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

(Clear) State Testing-

This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. Mitigating Factor- Seller is Exempt. The strength is a 2.

Response 1 (XX/XX/XXXX 5:02PM)
				Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) Income Docs- The employment is not documented properly according to guides. Guidelines require a satisfactory quality control check of CPA/Accountant validity which is not in the loan file as only the PTIN directory search was provided.. Response 1 (XX/XX/XXXX 11:45AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) CDA obtained which supported value within XX%.	3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
433150461	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) AVM obtained which supported value within XX%.	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
433150462	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) AVM obtained which supported value within XX%.	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
433150463	XXXX	XX/XX/XXXX	$XXXX	(Open) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

Response 1 (XX/XX/XXXX 12:06PM)
The documentation provided is not sufficient to cure the finding. Please provide a copy of the Service Provider List dated within 3 days of the application date. (Upheld)

(Clear) TRID - Revised LE Delivery Date4 (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.

Response 1 (XX/XX/XXXX 12:06PM)
				The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) CDA obtained which supported value within XX%.	3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
433150464	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) AVM obtained which supported value within XX%.	3	1	1	1	2	1	3	1	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A
433150465	XXXX	XX/XX/XXXX	$XXXX	(Clear) TRID - SPL - Missing- The file is missing a written list of Service Providers. Response 1 (XX/XX/XXXX 12:14PM) The documentation provided is sufficient to cure the finding. (Resolved) However, this resulted in an additional finding for fees in the incorrect section, please see updated finding. (Open) TRID CD ' Incorrect Section- The Title - Abstract Search Fee was included in Section B of the CD issued on XX/XX/XXXX. However, the fee should have been entered under Section C. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) CDA obtained which supported value within XX%.	3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
433150466	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 4:44PM) AVM obtained which supported value within XX%.	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
433150467	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) CDA obtained which supported value within XX%.	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
433150468	XXXX	XX/XX/XXXX	$XXXX	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the Transfer Taxes on the LE issued on XX/XX/XXXX was not accepted. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Although the regulation requires the cure within 60 days of consummation, investor will accept 60 days from the discovery date, XX/XX/XXXX. A cost to cure in the amount of $XXXX is required.

Response 1 (XX/XX/XXXX 10:07AM)
The documentation provided is sufficient to cure the finding; however, the loan fails the PCCD delivery date test because the violation was cured more than 60 days after consummation. (Resolved)

(Open) Late ARM Disclosure-

				The ARM Disclosure provided on XX/XX/XXXX was not provided within 3 business days of the Application Date, XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) AVM obtained which supported value within XX%.	3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
433150469	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Reserve Assets-

Sufficient reserves to meet guideline requirements were not verified in the file. Total assets of $XXXX were required, which includes $XXXX cash to close and $XXXX reserves. A total of $XXXX was verified, resulting in a reserve shortage of $XXXX. The final CD and Purchase Contract reflects a deposit of $XXXX paid at signing of the agreement; however, the funds are not verified. The file contains a letter from the Borrower that indicates the $XXXX was a cash deposit and could not be sourced.

Response 1 (XX/XX/XXXX 11:53AM)
					Formal exception for reserve shortage. Upgrade defect to EV2. (Upheld)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 1:41PM) AVM obtained which supported value within XX%.	3	2	3	2	1	1	3	1	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A
433150470	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance-

Subject loan amount is $XXXX and estimate of cost new per is $XXXXX (per appraisal). The hazard insurance policy provided only reflects coverage in the amount of $XXXX. Per the guidelines; the hazard insurance policy must have replacement cost coverage.

Response 1 (XX/XX/XXXX 10:58AM)
Documentation provided is sufficient. (Resolved)

(Clear) Assets Misc-

Bank statement provided for XXXX account is jointly owned. The file does not contain a letter from the second party indicating borrower has access to XX% of funds in account as required per the guidelines.

Response 1 (XX/XX/XXXX 3:21PM)
Guidelines required joint account holders not on the loan application to provided a litter stating that the Borrower has access to XX% of the funds in the bank account. (Upheld)

Response 2 (XX/XX/XXXX 5:50PM)
					Documentation provided is sufficient. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 4:44PM) AVM obtained which supported value within XX%. Response 2 (XX/XX/XXXX 3:12PM) CDA Obtained supports the value within XX%. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
433150471	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) Earnest Money documentation- The file contains a copy of the front of the earnest deposit check in the amount of $XXXX; however, a copy of the back of the check was not provided as required per the guidelines. Without the EMD, the borrower is short $XXXX in funds to close and $XXXX in reserves, for a total shortage of $XXXX in required assets. Response 1 (XX/XX/XXXX 11:48AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 4:44PM) AVM obtained which supported value within XX%.	3	1	3	1	2	1	3	1	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A
433150472	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 4:44PM) AVM obtained which supported value within XX%.	3	1	1	1	2	1	3	1	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A
433150473	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XXXX Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. (XX.S.A. §17:11C-74, XX.A.C. §§3:1-16.2) The loan does charge fee(s) not provided for in this act, which is prohibited. The following fees are in violation: Processing $XXXX and Underwriting $XXXX = $XXXX. Response 1 (XX/XX/XXXX 3:24PM) The lender is a federally chartered bank, federal preemption exists. the exception as been cleared. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 12:37PM) AVM obtained which supported value within XX%.	3	1	1	1	3	1	3	1	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A
433150474	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:20PM) AVM obtained which supported value within XX%.	3	1	1	1	2	1	3	1	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A
433150475	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) LDP/EPL- The loan file did not contain the required Third Party Fraud Report. Response 1 (XX/XX/XXXX 3:01PM) Documentation provided is sufficient. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:20PM) AVM obtained which supported value within XX%.	3	1	3	1	2	1	3	1	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A
433150476	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:20PM) AVM obtained which supported value within XX%.	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
433150477	XXXX	XX/XX/XXXX	$XXXX	(Clear) Inaccurate Mortgage- The loan amount on the mortgage is inconsistent with the final approval and DU provided in the loan file. Response 1 (XX/XX/XXXX 12:46PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:11AM) Documentation provided is sufficient. (Resolved)	3	1	1	1	3	1	3	1	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A
433150478	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:20PM) AVM obtained which supported value within XX%.	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
433150479	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing HOC Disclosure- The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:20PM) AVM obtained which supported value within XX%.	3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
433150480	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) LDP/EPL- The loan file did not contain the required Third Party Fraud Report. Response 1 (XX/XX/XXXX 2:50PM) Documentation provided is sufficient. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:20PM) AVM obtained which supported value within XX%.	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
433150481	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:20PM) AVM obtained which supported value within XX%.	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
433150482	XXXX	XX/XX/XXXX	$XXXX	(Clear) Late ARM Disclosure-

The ARM Disclosure provided on XX/XX/XXXX was not provided within 3 business days of the Application Date. Non-material defect.

Response 1 (XX/XX/XXXX 1:00PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - SPL - Late-

A written list of Service Providers was not disclosed within 3 business days of the application date. Non-material defect.

(Clear) Disclosures Federal Missing-

The following disclosures were missing: The Charm Booklet and Tool Kit.

Response 1 (XX/XX/XXXX 12:52PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Missing HOC Disclosure-

The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.

Response 1 (XX/XX/XXXX 12:54PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Initial LE Delivery Date (from application)-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the initial Loan Estimate issued on XX/XX/XXXX was disclosed within 3 business days of the application date.

Response 1 (XX/XX/XXXX 12:53PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) State Testing-

This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt

Response 1 (XX/XX/XXXX 5:02PM)
				Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:20PM) AVM obtained which supported value within XX%.	3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
433150483	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1 (Open) Missing HOC Disclosure- The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:09AM) CDA obtained supports value. (Resolved)	3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
433150484	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1 (Open) Late ARM Disclosure- The ARM Disclosure provided is missing a date. Unable to determine if provided to the borrower within 3 business days of the Application/Program Change Date, XX/XX/XXXX. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:20PM) AVM obtained which supported value within XX%.	3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
433150485	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor - Seller is exempt. Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:20PM) AVM obtained which supported value within XX%.	3	1	1	1	2	1	3	1	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A
433150486	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:08AM) CDA obtained supports value. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
433150487	XXXX	XX/XX/XXXX	$XXXX	(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX 1:10PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - SPL - Late-

A written list of Service Providers issued on XX/XX/XXXX was not disclosed within 3 business days of the application date (XX/XX/XXXX) or 7 business days before the Consummation Date. Non-material defect.

Response 1 (XX/XX/XXXX 1:13PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Disclosures Federal Late-

The following disclosures provided in the loan file were not disclosed within 3 business days of the application date, XX/XX/XXXX: Homeownership Counseling List (XX/XX/XXXX) and CHARM Booklet (XX/XX/XXXX).

Response 1 (XX/XX/XXXX 1:14PM)
				The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:20PM) AVM obtained which supported value within XX%.	3	1	1	1	3	1	3	1	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A
433150488	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor - Seller is exempt. Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:20PM) AVM obtained which supported value within XX%.	3	1	1	1	2	1	3	1	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A
433150489	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor - Seller is exempt. Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) LDP/EPL- The loan file did not contain the required Third Party Fraud Report. Response 1 (XX/XX/XXXX 2:49PM) Documentation provided is sufficient. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:20PM) AVM obtained which supported value within XX%.	3	1	3	1	2	1	3	1	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A
433150490	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:20PM) AVM obtained which supported value within XX%.	3	1	1	1	2	1	3	1	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A
433150491	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:20PM) AVM obtained which supported value within XX%.	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
433150492	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:04AM) CDA obtained supports value. (Resolved)	3	1	1	1	2	1	3	1	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A
433150493	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XXXX subprime home loan fully indexed rate validation test. (XX Banking Law 6-m § 14(b) The loan is an adjustable rate mortgage with a closing date on or after XX/XX/XXXX, and the XXXX Fully Indexed Rate was not provided. Mitigating Factor-Seller is Exempt Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:20PM) AVM obtained which supported value within XX%.	3	1	1	1	2	1	3	1	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A
433150494	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 2:20PM) AVM obtained which supported value within XX%.	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
433150550	XXXX	XX/XX/XXXX	$XXXX	(Clear) Missing ARM Disclosure-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 7:47AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) State Testing-

This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan has an APR of XXXX%. The APR threshold to qualify for XX Subprime is XXXX%. Mitigation Factor - Seller is exempt.

Response 1 (XX/XX/XXXX 5:02PM)
				Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) LDP/EPL- The loan file does not contain a Fraud Tool. Response 1 (XX/XX/XXXX 7:35AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:45AM) AVM obtained which supported value within XX%.	3	1	3	1	3	1	3	1	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A
433150551	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing-

This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.

Response 1 (XX/XX/XXXX 5:02PM)
Agree, Federal Preemption Applies. Upgraded to EV1

(Clear) TILA APR/Finance Charge Testing-

This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXXX. The disclosed finance charge of $XXXXX is not considered accurate because it is understated by more than $XXXX. The following fees were applied towards APR: Application Fees $XXXX, Origination Fee $XXXX, Processing Fees $XXXXX, Tax Service Fee $XXXX, Underwriting Fees $XXXXX, Flood Certification Fee $XXXXX, Title-Settlement Fee $XXXX, and Prepaid Interest $XXXX. Although the regulation requires the cure within 60 days of consummation, investor will accept 60 days from the discovery date, XX/XX/XXXX. The fail may be the result of the index rate and or rounding method. The index rate used for testing was XXX and rounded to the nearest XX.

Response 1 (XX/XX/XXXX 2:16PM)
				The explanation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:45AM) AVM obtained which supported value within XX%.	3	1	1	1	3	1	3	1	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A
433150552	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) Income Docs- The income/employment is not documented properly according to guides. The Co-Borrower's primary wage earner income was not verified/documented in the loan file. Response 1 (XX/XX/XXXX 7:45AM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 11:31AM) CDA obtained which supported value within XX%.	3	1	3	1	2	1	3	1	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A
433150553	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:45AM) AVM obtained which supported value within XX%.	3	1	1	1	2	1	3	1	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A
433150554	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance- The loan is missing a hazard insurance policy verifying sufficient coverage/replacement cost and a minimum of 6 months rent loss insurance. Response 1 (XX/XX/XXXX 3:33PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:45AM) AVM obtained which supported value within XX%.	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
433150555	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- The file failed one or more of the state threshold tests. This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1 (Open) Federal Testing- The file is missing the Home Loan Toolkit.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:45AM) AVM obtained which supported value within XX%.	3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
433150556	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:45AM) AVM obtained which supported value within XX%.	3	1	1	1	2	1	3	1	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A	C	A	A	A	C	A	B	A
433150557	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1	(Clear) Assets Misc- Investor guides require a Borrowers business assets account used to qualify to be verified with CPA/Accountant that the business will not be adversely impacted by Borrower withdrawals. The loan file contained a CPA/Accountant letter, dated XX/XX/XXXX, confirming the self employed business; however, there was no evidence that the business will not be adversely impacted by Borrower withdrawals as required. Response 1 (XX/XX/XXXX 3:41PM) Documentation provided is sufficient to resolve the finding. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:45AM) AVM obtained which supported value within XX%.	3	1	3	1	2	1	3	1	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A
433150558	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:45AM) AVM obtained which supported value within XX%.	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
433150559	XXXX	XX/XX/XXXX	$XXXX	(Clear) State Testing- This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt. Response 1 (XX/XX/XXXX 5:02PM) Agree, Federal Preemption Applies. Upgraded to EV1 (Open) TRID - CD Address- The property address on the Closing Disclosure is inconsistent with the Appraisal and final approval provided in the loan file. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX 9:45AM) AVM obtained which supported value within XX%.	3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B